Investment Strategy	Oct. 29, 2024
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]

As a non-fundamental policy, under normal circumstances, the Focused U.S. Small Cap Active ETF invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies. The Fund will be managed pursuant to a “focused” strategy whereby the Fund’s investment adviser will typically invest the Fund’s assets in a small number of issuers. Generally, the Fund expects to hold approximately 35 to 45 issuers.

For purposes of the Fund’s 80% policy, a company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of, or has its principal office in the United States;

●	the company has its principal securities trading market in the United States; and/or

●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in the United States.

The Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies include in the Russell 2000® Index at the time of investment. The range of the Russell 2000® Index was $11.38 million to $15.86 billion as of September 30, 2024.

Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index. These companies continue to be considered small for purposes of the Fund’s minimum 80% allocation to small company equities. While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.

Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the industrials sector.

The Fund may invest in securities denominated in U.S. Dollars and the currencies of any foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. The Fund may also invest in non-U.S. companies.

In seeking to achieve the Fund’s investment objective, the Adviser invests in quality companies and is an active, engaged owner. The Adviser then evaluates every company against its own quality criteria and builds conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser. Through fundamental research, supported by a global research presence, the Adviser seeks to identify companies whose quality and future prospects are not yet fully recognized by the market.

abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]

As a non-fundamental policy, under normal circumstances, the Emerging Markets Dividend Active ETF invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies that pay dividend income. The Fund will invest primarily in common stocks but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. An emerging market country is any country determined by the Adviser or Sub-adviser (as defined below) to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries include every nation in the world except the United States, the United Kingdom, Canada, Japan, Australia, New Zealand, Israel, Hong Kong, Singapore and most countries located in Western Europe. A company is considered to be an emerging market company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of or has its principal office in an emerging market country;

●	the company has its principal securities trading market in an emerging market country; and/or

●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.

Emerging market countries may include countries considered to be frontier markets. Frontier markets are those markets included in the MSCI Frontier Markets Index. At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to India, Taiwan and in Mainland China, including through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect program or by any other available means. The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the healthcare, financials and information technology sectors.

In seeking to achieve the Fund’s investment objective, the investment team narrows the investable universe by looking at the dividend potential of companies and focusing on fundamental factors. The Adviser’s and Sub-adviser’s primary focus is on stock selection using research techniques to select individual holdings. The investment team places particular emphasis on understanding business fundamentals and dynamics and the impact this has on cash flow generation and a company’s ability to allocate cash effectively. The investment team seeks to allocate the Fund’s assets to high dividend paying companies and companies that the Adviser and Sub-adviser believe are growing their dividend over time.

The Adviser and Sub-adviser’s consideration of fundamental factors includes, among other things, a quality assessment focused on five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-adviser.